Other Income - Other Expense	12 Months Ended
Dec. 31, 2020
OTHER INCOME-OTHER EXPENSE [Abstract]
OTHER INCOME - OTHER EXPENSE

NOTE 22: OTHER INCOME — OTHER EXPENSE

During the years ended December 31, 2020, 2019 and 2018, taxes other-than-income taxes of Navios Logistics amounted to $5,762, $7,745, and $7,056, respectively, and were included in the statements of comprehensive (loss)/income within the caption “Other expense”.